PROVISIONS - Provisions (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other provisions [line items]
Total provisions	$ 365.5	$ 316.0
Current portion of provisions	5.4	5.6
Non-current provisions	360.1	310.4
Asset retirement obligations
Disclosure of other provisions [line items]
Total provisions	347.4	298.5	$ 460.4
Current portion of provisions	5.4	5.6
Non-current provisions	342.0	292.9
Other
Disclosure of other provisions [line items]
Total provisions	$ 18.1	$ 17.5